Properties, Plants and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Components of Property, Plants and Equipment
The components of properties, plants and equipment are as follows:

	December 31,
	2021	2020
	(In thousands)
Land, buildings and improvements	$607,554	$517,829
Refining facilities	4,839,926	4,202,524
Pipelines and terminals	1,956,008	1,786,279
Transportation vehicles	27,809	26,715
Other fixed assets	306,606	400,159
Construction in progress	710,304	366,011
	8,448,207	7,299,517
Accumulated depreciation	(3,033,353)	(2,726,378)
	$5,414,854	$4,573,139